SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 10 -	SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Product line “A”	$15,707	$14,804	$15,717
Product line “B”	4,502	4,109	4,169
	$20,209	$18,913	$19,886

2)	Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

United States	$10,882	$9,405	$9,137
United Kingdom	668	403	850
Italy	434	1,542	1,483
Rest of Europe	4,143	4,740	5,456
Israel	3,045	1,551	1,053
Other	1,037	1,272	1,907
	$20,209	$18,913	$19,886

Property and equipment - by geographical location:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Israel	$292	$487
Romania	381	389
United Kingdom	6	3
United States	2	1
	$681	$880

b.	Research and development expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$3,574	$3,780	$3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
Subcontracting	224	114	116
Other	396	310	322
	$4,643	$4,673	$4,057

c.	Selling and marketing expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$1,180	$1,644	$1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	177	189	227
	$1,524	$1,995	$2,119

d.	General and administrative expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$980	$1,013	$1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	229	224	97
	$1,818	$1,834	$1,555

e.	Impairment of intangible asset:

During 2010 and based on an impairment test, the Company decided to write off the remaining balance of the intangible assets.

Amortization expenses totaled $637 thousand in the year ended December 31, 2010.

The expenses recorded in 2010 include an impairment charged to Customer relationship and technology related to the acquisition of Omni in the amount of approximately $407 thousand. During the impairment test which is performed each year (see note 4) the company reassess the intangible assets for impairment by subtracting the asset's fair value from the asset's carrying value.

f.	Financial income - net:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$260	$157	$94
Non-dollar currency gains - net	23	-	-
Interest on available for sale securities	47	154	-
	330	311	94
Expenses:
Non-dollar currency losses - net	-	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	-
	(32)	(140)	(45)

	$298	$171	$49

g.	Earnings per ordinary share (“EPS”):

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
A d d - incremental shares from assumed exercise of options	79	124	146

Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613

In the years ended December 31, 2012, 2011 and 2010, options that their effect was anti-dilutive, were not taken into account in computing the diluted earning per share.

The number of options that could potentially dilute EPS in the future and were not included in the computing of diluted EPS is 425,200 options for 2012, 266,200 options for 2011 and 508,400 options for 2010.